Annual Report

Small-Cap Value Fund

December 31, 2001
T. Rowe Price

Report Highlights
--------------------------------------------------------------------------------

     Small-Cap Value Fund

o Continuing the two-year trend, value stocks outperformed growth, and small-caps outperformed large in 2001.

o The fund performed significantly better than the Russell benchmark and its Lipper peer group average for the past six and 12 months.

o    Takeovers, mergers, and restructuring activities benefited results.

o In spite of the recent gains, small-cap valuations are still attractive and the asset class is benefiting from substantial cash inflows.


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Fellow Shareholders

The second half of 2001 brought a roller-coaster ride for equity investors that severely tested their nerves and resolve. During the third quarter, stocks fell throughout July and August, accelerated their decline in September, and nearly collapsed following the terrorist attacks. Then, in late September, when the major stock indices were down more than 25% for the year, the market began a powerful rally that carried through December. While large-cap stocks (as represented by the S&P 500 Stock Index) finished the year down nearly 12%, small-caps (as represented by the Russell 2000 Index) managed a modest 2.49% gain.

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/01              6 Months         12 Months

Small-Cap Value Fund                                  2.46%               21.94%

Small-Cap Value Fund-Advisor Class                    2.37                21.84

Russell 2000 Index                                   -4.09                 2.49

Lipper Small-Cap Core Fund Index                      0.50                 7.13

Lipper Small-Cap Value Fund Index                     1.47                17.20

S&P 500 Stock Index                                  -5.56               -11.89

     Within the small-cap universe, value performed substantially better than growth for the second straight year. As noted below, the Russell 2000 Value Index rose marginally during the second half of 2001, but finished the year up about 14%. Small-cap growth stocks (as represented by the Russell 2000 Growth Index) fell more than 9% in both the 6- and 12-month periods.

     Given the positive environment for small value stocks, the Small-Cap Value Fund has fared well in the past year. The fund posted slightly better returns than its key benchmarks (Russell 2000 Value Index and Lipper Small-Cap Value Fund Index) during the six months, and ended the year with a return of 21.94%, its best result since 1997's 27.92% gain. Reflecting their different fee structure, the Small-Cap Value Fund-Advisor Class returned 2.37% and 21.84% for the 6- and 12-month periods, respectively.


Growth vs. Value
--------------------------------------------------------------------------------

Periods Ended 12/31/01                            6 Months            12 Months

Russell 2000 Growth Index                           -9.26%               -9.23%

Russell 2000 Value Index                              1.15                14.02


THE POWER OF DIVERSIFICATION (Revisited)

     I think it is again worth reviewing the powerful evidence in favor of diversification in investments, using real examples from the past four years. I start with the premise that we invest with the expectation of a positive return. Rationally, if investments A and B are expected to have the same return over a given period, we should not care which one receives our investment. But if we are told that investment A will make its return via an uncertain and volatile path, while investment B will do so via a placid, straight line, most of us will choose the low volatility investment-to reduce our stress level at the very least.

     Diversifying investments generally lowers the volatility of the entire portfolio. Consider the performance of the Russell 2000 Value Index and the Nasdaq Composite Index over the past four years. The Nasdaq, heavily influenced by large, rapidly growing technology stocks, grew nearly 40% in 1998 and about 85% in 1999. It then fell nearly 40% in 2000, and another 21% in 2001, finishing the four-year period about 24% above its starting point. The Russell 2000 Value Index, which tracks performance of small-cap value shares, declined approximately 6.5% in 1998 and another 1.5% in 1999, then rose nearly 23% in 2000 and 14% in 2001, finishing the four-year period about 26% above its starting point.

     For the period measured, the two indices generated about the same net result, but they achieved it in radically different ways. The key issue is how many investors avoided putting more money into technology stocks in late 1999? How many invested in small-cap value stocks when the sector seemed so out of touch with an Internet-obsessed economy? How many of us are so coldly rational in our investing? And conversely, how many investors are now chasing after small value today, forswearing any more involvement in growth stocks?

     A diversified portfolio, by tempering overall volatility, has the singular advantage of reducing the tendency of investors to act emotionally-buying high and selling low. In its essence, that is the power of diversification.


PORTFOLIO ACTIVITY

     Portfolio activity in the past six months was influenced as usual by takeovers and mergers. We no longer own HS Resources, Chieftain International, Uno Restaurant, DONCASTERS, and Minntech because of acquisitions, and we trimmed Dal-Tile International due to an acquisition on the horizon. Other sales, however, reflected a desire to sell appreciated holdings that no longer meet our strict value criterion. For example, we sold shares in Neurocrine Biosciences at six times our cost and at what we viewed as a premium valuation, 8.5 times book value. We originally bought the stock three years ago at a reasonable two times book value. Similarly, we trimmed our largest holding, Brown and Brown, at a price near 11 times book value. I continue to think that Brown and Brown is one of America's premier companies, but I'm also conscious that this fund should remain true to its charter and mission.

     Our largest performance detractor in the second half was IT Group, an environmental consulting and remediation company. The firm's stock and bonds fell precipitously in November and December as cash flow dried up. At year-end, the company's securities were almost worthless and shortly after the reporting period, IT Group declared Chapter 11 bankruptcy and we sold our remaining holdings.

     Our largest purchases included regional banks Southwest Bancorp and East West Bancorp, real estate investment trust Washington REIT SBI, reinsurance company MaxRe Capital, and heavy truck manufacturer Oshkosh Truck. Houston-based Southwest Bancorp had declined from $45 per share in early 2001 to below $27 this fall. In our assessment, its exposure to another energy recession is modest and the concerns reflected in the stock's decline were overblown. Our cost is $26.90. We bought MaxRe at its initial offering price with the thought that reinsurance capacity has declined, pricing is already rising, and reinsurance company earnings will benefit from an improved insurance market.

     During the fourth quarter, investors moved a substantial amount of new cash into the fund. As a short-term measure, and to maintain a more fully invested position, we purchased Russell 2000 Value Index iShares. These low-cost index shares allow us to participate in the performance of the small-cap value market rather than sit on cash which of late is not even generating enough income to offset inflation.


OUTLOOK

     The economy should turn around in the first half of 2002. I believe the Federal Reserve's year-long easy money policy is taking hold, and some sectors are already reflecting the modest economic growth we expect in 2002. Further, I think we saw a bear market bottom in late September. A combination of fear, climactic selling, easy money, and attractive valuations set the stage for the fourth-quarter stock market rebound. I expect further gains in equities in 2002, but, as in most markets, they will not come smoothly, nor do I think they will exceed the long-run annual average of 10% to 11%.

     Focusing more specifically on your fund's outlook, history shows that small stocks perform better than large in the early stages of a market recovery. I see no reason why the historical relationship should change. Small-caps have done better than large-caps for over two years, and my guess is that they will continue to shine for some time to come. In the past, small-cap dominance has extended through cycles lasting three to seven years; we're therefore part way into this period of expected outperformance. Additionally, small-cap valuations are still attractive compared to large-caps. They are not at historically low levels, but they are still below the historical median.

     Finally, I'm still bullish on the outlook for the Small-Cap Value Fund, but caution shareholders not to get carried away by our superior relative performance of the last two years. As should be clear from my comments on diversification, now is a good time to rebalance or broaden your investments, keeping a representation among small- and large-cap holdings, as well as growth and value. In my view, this fund should be one-not the largest-component of a well-diversified portfolio.

     Respectfully submitted,
     Preston G. Athey
     President of the fund and chairman of its Investment Advisory Committee

     January 18, 2002

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

  TWENTY-FIVE LARGEST HOLDINGS

                                                           Percent of
                                                           Net Assets
                                                             12/31/01
  ------------------------------------------------------------------------------

  Brown and Brown                                                 2.8%

  McGrath RentCorp                                                2.1

  Insituform Technologies                                         1.9

  XTO Energy                                                      1.8

  Allied Capital                                                  1.6
  ------------------------------------------------------------------------------

  FTI Consulting                                                  1.4

  Community First Bankshares                                      1.4

  Analogic                                                        1.3

  Electro Rent                                                    1.3

  Ruby Tuesday                                                    1.2
  ------------------------------------------------------------------------------

  Saga Communications                                             1.2

  Landstar Systems                                                1.1

  Kilroy Realty                                                   1.0

  Sun Communities                                                 1.0

  First Republic Bank                                             1.0
  ------------------------------------------------------------------------------

  Hancock Fabrics                                                 1.0

  Glenborough Realty Trust                                        1.0

  CSS Industries                                                  0.9

  Gables Residential Trust                                        0.9

  Right Management Consultants                                    0.9
  ------------------------------------------------------------------------------

  Silicon Valley Bancshares                                       0.9

  TBC                                                             0.9

  Landauer                                                        0.9

  Rare Hospitality                                                0.9

  East West Bancorp                                               0.9
  ------------------------------------------------------------------------------

  Total                                                          31.3%


Note: Table excludes reserves.


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Listed in descending order of size

6 Months Ended 12/31/01

Ten Largest Purchases
--------------------------------------------------------------------------------

Washington REIT SBI*

iShares Russell 2000 Value*

MaxRe Capital*

East West Bancorp

Landstar Systems

Southwest Bancorp*

Oshkosh Truck*

Central Parking*

Steven Madden

Guilford Pharmaceuticals*


Ten Largest Sales
--------------------------------------------------------------------------------

HS Resources**

Brown and Brown

Irwin Financial**

Chieftain International**

Neurocrine Biosciences

Minntech**

Dal-Tile International

Uno Restaurant**

DONCASTERS**

JAKKS Pacific**



         *        Position added
         **       Position eliminated


Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

     Small-Cap Value Fund
     ---------------------------------------------------------------------------
                                                                      Small-Cap
                                       Russe       SCV-Fund     Value Fund area

  12/91                              10000            10000               10000
  12/92                              11841            12087               12087
  12/93                              14076            14903               14903
  12/94                              13820            14698               14698
  12/95                              17752            19002               19002
  12/96                              20680            23678               23678
  12/97                              25304            30288               30288
  12/98                              24661            26510               26510
  12/99                              29904            26825               26825
  12/00                              28998            32129               32129
  12/01                              29719            39178               39178


Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.



     Periods Ended                                      Since         Inception
     12/30/01          1 Year     5 Years    10 Years   Inception     Date

     Small-Cap
     Value Fund         21.94%      10.60%      14.63%       --          --

     Small-Cap Value
     Fund-Advisor Cl    21.84        --          --         21.66%    3/31/00


     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------



Financial Highlights             For a share outstanding throughout each period

Small-Cap Value shares

                    Year
                   Ended
                12/31/01    12/31/00    12/31/99    12/31/98    12/31/97

NET ASSET VALUE
Beginning of
peiod            $ 19.14     $ 17.62     $ 18.97      $ 23.40    $ 19.56

  Investment activities
  Net investment
  income (loss)     0.17        0.21        0.17        0.25        0.21

  Net realized and
  unrealized
  gain (loss)       4.00        3.19        --         (3.23)       5.22

  Total from
  investment
  activities        4.17        3.40        0.17       (2.98)       5.43

Distributions
  Net investment
  income           (0.17)      (0.20)      (0.17)      (0.25)      (0.20)

  Net realized
  gain             (0.48)      (1.68)      (1.35)      (1.20)      (1.39)

  Total
  distributions    (0.65)      (1.88)      (1.52)      (1.45)      (1.59)

NET ASSET VALUE
End of period     $ 22.66    $ 19.14     $ 17.62     $ 18.97     $ 23.40
                ---------------------------------------------------------------

Ratios/Supplemental Data

Total
return (diamond    21.94%      19.77%       1.19%     (12.47)%     27.92%

Ratio of total
expenses to
average net
assets              0.89%       0.90%       0.92%       0.87%       0.87%

Ratio of net
investment
income (loss)
to average
net assets          0.88%       1.06%       0.84%       1.02%       1.01%

Portfolio
turnover rate       16.8%       14.4%        7.3%       17.3%       14.6%

Net assets,
end of period
(in millions)   $  2,012     $  1,361    $  1,262    $  1,632    $  2,088


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

Small-Cap Value Advisor Class shares

                                                      Year              3/31/00
                                                     Ended              Through
                                                  12/31/01             12/31/00

  NET ASSET VALUE
  Beginning of period                              $ 19.14              $ 18.23

  Investment activities
     Net investment
     income (loss)                                    0.10                 0.10

     Net realized
     and unrealized
     gain (loss)                                      4.05                 2.69

     Total from
     investment
     activities                                       4.15                 2.79

  Distributions

     Net investment income                           (0.17)               (0.20)

     Net realized gains                              (0.48)               (1.68)

     Total distributions                             (0.65)               (1.88)

  NET ASSET VALUE
  End of period                                    $ 22.64              $ 19.14
                                                    ----------------------------
  Ratios/Supplemental Data
  Total
  return(diamond)                                    21.84%               15.77%

  Ratio of total
  expenses to
  average net assets                                  1.05%              0.80%!

  Ratio of net
  investment
  income (loss)
  to average
  net assets                                          0.86%              1.50%!

  Portfolio
  turnover rate                                       16.8%              14.4%!

  Net assets, end
  of period
  (in thousands)                                    25,296                1,408


(diamond)       Total return reflects the rate that an investor would have earned on an investment in the fund during each period,
                assuming reinvestment of all distributions.
        !       Annualized


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
                                                               December 31, 2001

Portfolio of Investments                                Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

  Common Stocks  91.2%

  CONSUMER DISCRETIONARY  16.1%

  Auto Components  0.9%

  Keystone Automotive *                            350,000              $ 5,941

  R & B *                                          400,000                2,780

  Shiloh Industries *                              300,000                  555

  Strattec Security *!                             275,000                9,803

                                                                         19,079

  Hotels, Restaurants & Leisure  3.2%

  Applebee's                                       225,000                7,701

  Champps Entertainment *                          300,000                2,691

  Fresh Choice *!                                  560,000                1,559

  Garden Fresh Restaurant *!                       400,900                2,652

  Rare Hospitality *                               801,100               18,069

  Ruby Tuesday                                   1,200,000               24,756

  Steak 'N Shake *                                 600,000                6,624

                                                                         64,052

  Household Durables  2.7%

  Chromcraft Revington *!                        1,000,000               10,780

  CSS Industries *!                                625,600               19,337

  Skyline, REIT !                                  500,000               16,125

  Stanley Furniture *!                             400,000                9,488

                                                                         55,730

  Leisure Equipment & Products  0.5%

  SCP Pool *                                       360,450                9,896

                                                                          9,896

  Media                                                                     2.0%

  Courier !                                        420,000               14,855

  Obie Media *!                                    432,200                1,178

  Saga Communications (Class A) *                1,150,600               23,818

                                                                         39,851

  Multiline Retail  1.0%

  Fred's (Class A)                                 150,000                6,143

  Stein Mart *                                   1,701,500               14,216

                                                                         20,359

  Specialty Retail                                                          4.5%

  Aaron Rents (Class A) !                          205,000              $ 2,819

  Aaron Rents (Class B)                            856,700               13,964

  Building Materials *!                            750,000                8,190

  Hancock Fabrics !                              1,500,000               19,725

  Haverty Furniture                                726,400               12,022

  Hibbett Sporting Goods *                         300,800                9,078

  Rainbow Rentals *!                               401,500                2,911

  S & K Famous Brands *!                           400,300                3,743

  TBC *!                                         1,391,200               18,635

                                                                         91,087

  Textiles & Apparel  1.3%

  Culp *!                                          600,000                2,280

  Dan River (Class A) *                            400,000                  220

  Steven Madden *!                                 650,000                9,139

  Tropical Sportswear *!                           432,500                8,172

  Unifi *                                        1,000,000                7,250

                                                                         27,061

  Total Consumer Discretionary                                          327,115


  CONSUMER STAPLES  1.7%

  Beverages  0.1%

  Chalone Wine Group *                             249,999                2,412

                                                                          2,412

  Food & Drug Retailing                                                     0.2%

  Wild Oats Markets *                              475,200                4,742

                                                                          4,742

  Food Products  1.2%

  American Italian Pasta (Class A) *               300,000               12,609

  Monterey Pasta *                                 636,000                4,754

  Packaged Ice *                                   802,000                  858

  Sylvan *!                                        518,900                5,799

                                                                         24,020

  Household Products  0.2%

  Oil-Dri !                                        475,000                3,601

                                                                          3,601

  Total Consumer Staples                                                 34,775


  ENERGY  5.9%

  Energy Equipment & Services  2.2%

  Atwood Oceanics *                                300,000               10,455

  Carbo Ceramics                                   100,300                3,928

  Chiles Offshore *                                357,400                7,109

  Compagnie Generale
  Des Geophysique ADR *!                           400,000                2,510

  Hydril *                                         250,000                4,426

  Lone Star Technologies *                         391,900                6,897

  Newpark Resources *                              201,200                1,590

  TETRA Technologies *                             125,000                2,619

  Trico Marine Services *                          100,000                  758

  W-H Energy Services *                            215,000                4,073

                                                                         44,365

  Oil & Gas  3.7%

  3Tec Energy *                                    700,000                9,821

  Encore Acquisition *                             700,000                9,317

  Penn Virginia !                                  450,000               15,345

  Ultra Petroleum *                                600,000                3,654

  XTO Energy                                     2,150,000               37,625

                                                                         75,762

  Total Energy                                                          120,127


  FINANCIALS  21.9%

  Banks  6.3%

  Community First Bankshares                     1,100,700               28,282

  East West Bancorp                                700,000               18,039

  First Republic Bank
  of San Francisco *!                              826,000               19,948

  Glacier Bancorp                                  450,065                9,384

  Silicon Valley Bancshares *                      708,200               18,934

  Southwest Bancorp *                              215,000                6,520

  Texas Regional
  Bancshares (Class A)                             458,300               17,314

  UCBH                                             380,000               10,781

                                                                        129,202

  Diversified Financials  2.4%

  Allied Capital                                 1,240,000               32,240

  American Capital Strategies                      400,500               11,358

  Delta Funding Residual
  Exchange, LLC, membership interest *               3,000                  870

  Delta Funding Residual Management *                3,000              $     0

  Gladstone Capital                                230,300                4,301

                                                                         48,769

  Insurance  6.5%

  Brown and Brown                                2,123,500               57,972

  Hilb, Rogal and Hamilton                          40,000                2,242

  Markel *                                         100,000               17,965

  MaxRe Capital                                    500,000                7,862

  Ohio Casualty *                                  400,000                6,412

  Presidential Life                                400,000                8,234

  ProAssurance *                                 1,000,850               17,595

  Triad Guaranty *                                 400,700               14,503

                                                                        132,785

  Real Estate  6.7%

  EastGroup Properties, REIT                       100,000                2,307

  Gables Residential Trust, REIT                   650,000               19,240

  Glenborough Realty Trust, REIT                 1,000,900               19,417

  Innkeepers USA, REIT                           1,100,900               10,789

  JP Realty, REIT                                   86,000                2,046

  Kilroy Realty, REIT                              800,500               21,029

  Lasalle Hotel Properties, REIT                   700,900                8,229

  National Health Realty, REIT !                   600,000                9,300

  Sun Communities, REIT                            550,000               20,488

  Trammell Crow *                                  700,000                8,190

  Washington, REIT                                 600,000               14,934

                                                                        135,969

  Total Financials                                                      446,725


  HEALTH CARE  4.2%

  Biotechnology  0.6%

  Deltagen *                                       350,000                3,211

  Neurocrine Biosciences *                         150,000                7,696

  NPS Pharmaceuticals *                             50,000                1,916

                                                                         12,823

  Health Care Equipment & Supplies  1.5%

  Atrion *!                                        175,000                6,694

  IRIDEX *                                         300,000                1,384

  Quidel *                                       1,007,500              $ 7,753

  Radiologix *                                     682,900                6,931

  Sola *                                           250,000                4,850

  Sonic Innovations *                              650,000                2,964

                                                                         30,576

  Health Care Providers & Services  1.1%

  Capital Senior Living *                          500,000                1,485

  Owens & Minor                                    900,000               16,650

  SRI Surgical Express *                           250,000                4,030

                                                                         22,165

  Pharmaceuticals  1.0%

  Bone Care *!                                     801,200               13,817

  Guilford Pharmaceuticals *                       450,000                5,380

                                                                         19,197

  Total Health Care                                                      84,761


  INDUSTRIALS & BUSINESS SERVICES  19.3%

  Aerospace & Defense  0.2%

  EDO                                              150,000                3,967

                                                                          3,967

  Air Freight & Couriers  0.5%

  UTIWorldwide                                     500,000                9,695

                                                                          9,695

  Airlines  0.3%

  Frontier Airlines *                              100,000                1,700

  Midwest Express *                                300,525                4,388

                                                                          6,088

  Building Products  0.7%

  Dal-Tile *                                       600,000               13,950

                                                                         13,950

  Commercial Services & Supplies  8.4%

  Central Parking                                  300,000                5,892

  Children's Comprehensive
  Services *                                       200,000                1,193

  CompX !                                          415,000                5,383

  Electro Rent *!                                2,002,000               25,816

  FTI Consulting *!                                870,000               28,536

  G&K Services (Class A)                           400,600               12,957

  Intergrated Water Resources *                    200,000                   60

  IT Group*                                        900,600                   27

  Landauer !                                       550,000               18,617

  Layne Christensen *!                             601,300                4,792

  McGrath RentCorp !                             1,150,000               43,171

  Modis Professional Services *                    600,000                4,284

  Right Management Consultants *!                1,110,000               19,209

  Tab Products *                                   250,000                1,037

  Waste Connections *                               25,000                  775

  Waterlink *!                                   1,166,350                  181

                                                                        171,930

  Construction & Engineering  2.0%

  CorrPro Companies *                              351,400                  959

  Insituform Technologies (Class A) *!           1,551,300               39,698

                                                                         40,657

  Electrical Equipment  1.2%

  Genlyte *                                         95,000                2,850

  Penn Engineering &
  Manufacturing (Class A) !                        290,000                4,821

  Penn Engineering & Manufacturing                 141,600                2,372

  Woodward Governor                                230,400               13,481

                                                                         23,524

  Industrial Conglomerates  0.3%

  Lydall *                                         600,500                6,005

                                                                          6,005

  Machinery  3.1%

  Alamo Group !                                    571,800                8,148

  Badger Meter                                     141,400                3,172

  BHA (Class A) !                                  605,000                9,051

  Nordson                                          400,000               10,566

  Oshkosh Truck (Class B)                          150,000                7,313

  Thomas Industries                                500,000               12,500

  TransTechnology *!                               425,500                4,340

  Velcro Industries                                700,800                7,849

                                                                         62,939

  Marine  0.2%

  International Shipholding !                      665,500                4,253

                                                                          4,253

  Road & Rail                                                               1.7%

  Dollar Thrifty Auto *                            500,000              $ 7,750

  Hub (Class A) *                                  250,500                2,593

  Landstar Systems *                               300,000               21,736

  Transport Corporation of America *!              540,000                3,254

                                                                         35,333

  Trading Companies & Distributors  0.7%

  Aceto !                                          575,000                6,006

  Pitt-DesMoines                                   300,000                9,300

                                                                         15,306

  Total Industrials & Business Services                                 393,647


  INFORMATION TECHNOLOGY  9.6%

  Communications Equipment  1.2%

  Cable Design Technologies *                      500,000                6,840

  COMARCO *!                                       575,500                8,719

  Netsolve *                                       255,000                2,639

  Packeteer *                                      501,000                3,685

  Syntellect *!                                    700,000                1,340

                                                                         23,223

  Electronic Equipment & Instruments  4.7%

  Analogic !                                       668,300               25,816

  FLIR Systems *                                   250,000                9,479

  Franklin Electric                                200,200               16,422

  K-Tron *!                                        256,323                2,749

  Littelfuse *                                     350,500                9,199

  LSI Industries                                   600,000               10,494

  Methode Electronics (Class A)                    455,000                3,642

  PCD *                                            357,200                  597

  Perceptron *!                                    425,800                  573

  Planar Systems *                                 425,500                8,870

  Richardson Electronics !                         655,000                7,899

                                                                         95,740

  Internet Software & Services  1.8%

  MatrixOne *                                      500,000                6,493

  Onesource Information Services *                 300,800                2,797

  Register.com *                                   350,000                4,016

  Stellent *                                       250,000              $ 7,458

  Websense *                                       500,000               16,020

                                                                         36,784

  IT Consulting & Services  0.3%

  Analysts International                           654,000                2,705

  Eloyalty *                                        50,000                  264

  Keane *                                          200,000                3,606

                                                                          6,575

  Semiconductor Equipment & Products  0.9%

  ATMI *                                           350,000                8,356

  Brooks Automation *                               80,400                3,260

  California Micro Devices *                       500,000                2,325

  California Micro Devices * +                     200,000                  837

  QuickLogic *                                     800,000                3,912

                                                                         18,690

  Software  0.7%

  Ebix.com *                                       750,000                  780

  Progress Software *                              400,000                6,964

  SPSS *                                           405,700                7,219

                                                                         14,963

  Total Information Technology                                          195,975

  MATERIALS  7.6%

  Chemicals  2.0%

  Airgas *                                         300,000                4,536

  American Vanguard !                              220,000                4,004

  Arch Chemicals                                   359,250                8,335

  Material Sciences *                              621,100                6,285

  Raven Industries !                               525,000               12,180

  Valley National Gases *!                         700,000                4,620

                                                                         39,960

  Construction Materials  1.3%

  Ameron !                                         210,200               14,546

  Florida Rock Industries                          100,000                3,658

  Puerto Rican Cement !                            425,500                8,042

  U.S. Aggregates *                                 80,700                    3

                                                                         26,249

  Containers & Packaging  2.0%

  Applied Extrusion Technologies *!              1,100,000              $ 7,887

  BWAY *!                                          803,000                8,833

  Ivex Packaging *                                 601,200               11,423

  Liqui-Box !                                      253,300               10,450

  Myers Industries                                 181,500                2,477

                                                                         41,070

  Metals & Mining  1.4%

  Carpenter Technology                             350,000                9,317

  Cleveland-Cliffs                                 225,000                4,117

  Cold Metal Products *!                           400,000                  116

  Gibraltar Steel                                  600,000               10,656

  Gold Fields (ZAR)                                749,922                3,595

  Synalloy !                                       443,100                1,589

                                                                         29,390

  Paper & Forest Products  0.9%

  Deltic Timber                                    350,000                9,590

  Wausau-Mosinee Paper                             700,500                8,476

                                                                         18,066

  Total Materials                                                       154,735


  TELECOMMUNICATION SERVICES  0.1%

  Diversified Telecommunication Services  0.1%

  Hickory Technology                                84,800                1,456

                                                                          1,456

  Wireless Telecommunication Services  0.0%

  Rural Cellular (Class A) *                        25,000                  562

                                                                            562

  Total Telecommunication Services                                        2,018


  TRUSTS & MUTUAL FUNDS  1.0%

  Trusts & Mutual Funds  1.0%


  First Financial Fund                             651,400                8,143

  iShares Russell                                  100,000               12,800

  Total Trusts & Mutual Funds                       20,943


  UTILITIES                                                                 2.7%

  Electric Utilities                                                        1.9%

  Black Hills                                      328,000              $11,100

  Cleco                                            600,000               13,182

  Otter Tail                                       500,000               14,552

                                                                         38,834

  Multi-Utilities  0.8%

  Northwestern Public Service                      150,000                3,157

  Vectren                                          500,000               11,990

                                                                         15,147

  Water Utilities  0.0%

  Western Water *!                                 664,500                  251

                                                                            251

  Total Utilities                                                        54,232

  Total Other Miscellaneous Common Stocks  1.1%                          22,240


  Total Common Stocks (Cost  $1,332,428)                              1,857,293


  Preferred Stocks  0.0%

  Delta Financial *                                  3,000                    0

  Prime Retail, REIT *                              65,000                  302

  Total Preferred
  Stocks (Cost $886)                                                        302


  Convertible Preferred Stocks  0.1%

  Central Parking Finance Trust                     90,400                1,373

  Eloyalty *                                        40,129                  180

  IT Group                                         165,000                    2

  Western Water (Series C) *                         2,259                   51

  Total Convertible Preferred
  Stocks (Cost  $6,587)                                                   1,606


  Corporate Bonds  0.3%

  BWAY, Sr. Sub. Notes,
  10.25%, 4/15/07                                3,000,000                3,075

  IT Group, Sr. Sub. Notes,
  11.25%, 4/1/09                                 1,000,000                  100

  Packaged Ice, Sr. Notes,
  9.75%, 2/1/05                                  4,000,000                2,840

  Total Corporate Bonds
  (Cost  $7,020)                                                          6,015


  Convertible Bonds  0.2%

  Glycomed, 7.50%, 1/1/03                        1,000,000              $ 1,033

  OHM, 8.00%, 10/1/06                              146,000                    2

  Richardson Electronics,
  7.25%, 12/15/06                                4,475,000                3,725

  Total Convertible Bonds
  (Cost  $4,629)                                                          4,760


  Short-Term Investments  8.5%

  Money Market Funds  8.3%

  T. Rowe Price Reserve
  Investment Fund, 2.43% #!                    169,128,506              169,129

                                                                        169,129

  U.S. Government Obligations 0.2%

  U.S. Treasury Bills, 1.63%, 1/10/02              400,000                  400

  U.S. Treasury Bills, 2.19%, 1/10/02            3,300,000                3,298

                                                                          3,698

  Total Short-Term Investments (Cost  $172,827)                         172,827


  Total Investments in Securities
  100.3% of Net Assets (Cost $1,524,377)                            $ 2,042,803


Futures Contracts
In thousands

                                Contract      Unrealized
                              Expiration           Value     Gain (Loss)
                              ----------      ----------     -----------


Long, 225 Russell
2000 Index contracts,
$4,125,000 of U.S.
Treasury Bills pledged
as initial marg         3/0      $55,046         $   932


Net payments
(receipts)
of variation
margin to date                                                    (1,426)

Variation margin
receivable
(payable) on open
futures contrac                                                     (494)

Other Assets
Less Liabilitie                                                    (4,980)

NET ASSETS                                                     $2,037,329
                                                               ----------

         #        Seven-day yield
         *        Non-income producing
         !        Affiliated company
         +        Securities contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at year-end amounts to $837 and represents 0.04%
                  of net assets
         ADR      American Depository Receipts
         REIT     Real Estate Investment Trust
         ZAR      South African rand

         The accompanying notes are an integral part of these financial statements.


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
                                                             December 31, 2001


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

  Assets
  Investments in securities, at value
     Affiliated companies (cost $593,754)                  $  752,420

     Other companies (cost $930,623)                        1,290,383

     Total investments in securities                        2,042,803

  Other assets                                                 10,438

  Total assets                                              2,053,241

  Liabilities
  Total liabilities                                            15,912

  NET ASSETS                                                2,037,329

  Net Assets Consist of:
  Undistributed net investment income (loss)                      297

  Undistributed net realized gain (loss)                       13,198

  Net unrealized gain (loss)                                  519,358

  Paid-in-capital applicable to 89,893,611 shares of
  $0.01 par value capital stock outstanding;
  1,000,000,000 shares authorized                           1,504,476

  NET ASSETS                                                2,037,329

  NET ASSET VALUE PER SHARE
  Small-Cap Value shares
  ($2,012,032,412/88,776,059 shares outstanding)                22.66

  Small-Cap Value Advisor Class shares
  ($25,296,095/1,117,552 shares outstanding)                    22.64


The accompanying notes are an integral part of these financial statements.

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                             12/31/01

  Investment Income (Loss)
  Income
     Dividend (including $6,522 from affiliated companies)     23,891

     Interest (including $5,462 from affiliated companies)      6,223

     Total income                                              30,114

  Expenses

     Investment management                                     11,370

     Shareholder servicing
        Small-Cap Value shares                                  3,383

        Small-Cap Value Advisor Class shares                        9

     Custody and accounting                                       170

     Prospectus and shareholder reports
        Small-Cap Value shares                                     81

        Small-Cap Value Advisor Class shares                        4

     Registration                                                  54

     Distribution - Small-Cap Value shares                         25

     Legal and audit                                               16

     Directors                                                     14

     Proxy and annual meeting                                       6

     Miscellaneous                                                 12

     Total expenses                                            15,144

     Expenses paid indirectly                                     (19)

     Net expenses                                              15,125

  Net investment income (loss)                                 14,989

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities (including $22,268 from affiliated companie    55,241

     Futures                                                   (2,174)

     Foreign currency transactions                                 (2)

     Net realized gain (loss)                                  53,065

  Change in net unrealized gain (loss)

     Securities                                               255,378

     Futures                                                      932

     Change in net unrealized gain (loss)

     (including $84,076 from affiliated companies)            256,310

  Net realized and unrealized gain (loss)                     309,375

  INCREASE (DECREASE) IN NET

  ASSETS FROM OPERATIONS                                     $324,364
                                                             --------


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year
                                                     Ended
                                                  12/31/01             12/31/00

  Increase (Decrease) in Net Assets
  Operations
     Net investment income (loss)                   14,989               13,132

     Net realized gain (loss)                       53,065               83,044

     Change in net unrealized gain (loss)          256,310              127,659

     Increase (decrease) in
     net assets from operations                    324,364              223,835

  Distributions to shareholders
     Net investment income

        Small-Cap Value shares                     (14,524)             (13,074)

        Small-Cap Value Advisor Class shares          (168)                 (13)

     Net realized gain
        Small-Cap Value shares                     (40,983)            (109,865)

        Small-Cap Value Advisor Class shares          (473)                (108)

     Decrease in net assets from distributions     (56,148)            (123,060)

  Capital share transactions *
     Shares sold
        Small-Cap Value shares                     713,779              306,061

        Small-Cap Value Advisor Class shares        25,637                1,512

     Distributions reinvested
        Small-Cap Value shares                      52,082              115,691

        Small-Cap Value Advisor Class shares           619                   30

     Shares redeemed
        Small-Cap Value shares                    (381,681)            (424,198)

        Small-Cap Value Advisor Class shares        (3,870)                 (89)

     Redemption fees received
        Small-Cap Value shares                         427                  106

     Increase (decrease) in net assets from
     capital share transactions                    406,993                 (887)

  Net Assets
  Increase (decrease) during period                675,209               99,888

  Beginning of period                            1,362,120            1,262,232

  End of period                                 $2,037,329           $1,362,120


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                  12/31/01             12/31/00

  *Share information
     Shares sold
        Small-Cap Value shares                      33,401               16,034

        Small-Cap Value Advisor Class shares         1,197                   77

     Distributions reinvested
        Small-Cap Value shares                       2,403                6,315

        Small-Cap Value Advisor Class shares            29                    2

     Shares redeemed
        Small-Cap Value shares                     (18,130)             (22,868)

        Small-Cap Value Advisor Class shares          (182)                  (5)

     Increase (decrease) in
     shares outstanding                             18,718                 (445)


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
                                                              December 31, 2001

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has two classes of shares - Small-Cap Value, offered since June 30, 1988, and Small-Cap Value Advisor Class, first offered on March 31, 2000. Small-Cap Value Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Class Accounting The Small-Cap Value Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions are declared and paid by the fund on an annual basis.

     Redemption Fees The fund assesses a 1.0% fee on redemptions of fund shares held less than 12 months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended December 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $517,850,000 and $268,127,000, respectively, for the year ended December 31, 2001.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:
--------------------------------------------------------------------------------

Ordinary income                                            $17,282,000
Long-term capital gain                                     38,866,000
Total distributions                                        $56,148,000

The tax-basis components of net assets at December 31, 2001 were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                 $  677,812,000

Unrealized depreciation                                   (158,624,000)

Net unrealized appreciation (depreciation)                 519,188,000

Undistributed ordinary income                                2,632,000

Undistributed long-term capital gains                       11,033,000

Distributable earnings                                     532,853,000

Paid-in capital                                          1,504,476,000

Net assets                                              $2,037,329,000
                                                        --------------

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the fund recorded the following permanent reclassifications, which relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net realized gain                           $(3,847,000)
Paid-in-capital                                             3,847,000

At December 31, 2001, the cost of investments for federal income tax purposes was $1,524,377,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $1,113,000 was payable at December 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     The manager has agreed to bear any expenses through December 31, 2001, which would cause Small-Cap Value Advisor Class' ratio of total expenses to average net assets to exceed 1.15%. Thereafter, through December 31, 2003, Small-Cap Value Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.15%.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,892,000 for the year ended December 31, 2001, of which $268,000 was payable at year end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2001, totaled $4,712,000 and are reflected as interest income in the accompanying Statement of Operations.


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price Small-Cap Value Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Small-Cap Value Fund, Inc. (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with custodians and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 18, 2002


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

     Tax Information (Unaudited) for the Tax Year Ended 12/31/01 We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included:

     o $3,608,000 from short-term capital gains,

     o $41,696,000 from long-term capital gains, subject to the 20% rate gains category.

     For corporate shareholders, $16,977,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.


T. Rowe Price Small-Cap Value Fund

Annual Meeting Results

The T. Rowe Price Small-Cap Value Fund held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the fund.
The results of voting were as follows (by number of shares):

M. David Testa
         Affirmative:      43,113,309.255
         Withhold:         453,291.664
         Total:            43,566,600.919

John H. Laporte
         Affirmative:      43,095,207.374
         Withhold:         471,393.545
         Total:            43,566,600.919

Calvin W. Burnett
         Affirmative:      42,988,258.674
         Withhold:         578,342.245
         Total:            43,566,600.919

Anthony W. Deering
         Affirmative:      43,105,157.865
         Withhold:         461,443.054
         Total:            43,566,600.919

Donald W. Dick, Jr.
         Affirmative:      43,076,987.315
         Withhold:         489,613.604
         Total:            43,566,600.919

David K. Fagin
         Affirmative:      43,067,841.401
         Withhold:         498,759.518
         Total:            43,566,600.919

F. Pierce Linaweaver
         Affirmative:      43,046,493.882
         Withhold:         520,107.037
         Total:            43,566,600.919

Hanne M. Merriman
         Affirmative:      43,073,271.668
         Withhold:         493,329.251
         Total:            43,566,600.919

John G. Schreiber
         Affirmative:      43,060,164.014
         Withhold:         506,436.905
         Total:            43,566,600.919

Hubert D. Vos
         Affirmative:      43,091,827.236
         Withhold:         474,773.683
         Total:            43,566,600.919

Paul M. Wythes
         Affirmative:      43,096,057.182
         Withhold:         470,543.737
         Total:            43,566,600.919

James S. Riepe
         Affirmative:      43,115,603.573
         Withhold:         450,997.346
         Total:            43,566,600.919


Independent Directors
--------------------------------------------------------------------------------

Name,                                                   Calvin W. Burnett, PhD.
Address, and                                              100 East Pratt Street
Date of Birth                                                           3/16/32

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 2001

Principal
Occupation(s)
During Past                                                   President, Coppin
5 Years                                                           State College



Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97


Directorships
of Public
Companies
Held                                                 Provident Bank of Maryland
--------------------------------------------------------------------------------

Name,                                                        Anthony W. Deering
Address, and                                              100 East Pratt Street
Date of Birth                                                           1/28/45

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 2001

Principal                                                 Director, Chairman of
Occupation(s)                                             the Board, President,
During Past                                            Chief Executive Officer,
5 Years                                                 The Rouse Company, real
                                                              estate developers


Number of                                                                    97
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97


Directorships
of Public
Companies
Held                                                          The Rouse Company
--------------------------------------------------------------------------------

Name,                                                       Donald W. Dick, Jr.
Address, and                                              100 East Pratt Street
Date of Birth                                                           1/27/43

Position(s)                                                            Director
Held With
Fund

Term of                                                         Elected in 1994
Office* and
Length of
Time Served

Principal                                                Principal, EuroCapital
Occupation(s)                                     Advisors, LLC, an acquisition
During Past                                        and management advisory firm
5 Years

Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97

Directorships                                                    Not Applicable
of Public
Companies
Held
--------------------------------------------------------------------------------

Name,                                                            David K. Fagin
Address, and                                              100 East Pratt Street
Date of Birth                                                            4/9/38

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 1994

Principal                                              Principal, Dayton Mining
Occupation(s)                                    Corporation (6/98 to present),
During Past                                         Golden Star Resources Ltd.,
5 Years                                             and Canyon Resources, Corp.
                                                (5/00 to present); Chairman and
                                                     President, Nye Corporation

Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97

Directorships                                        Dayton Mining Corporation,
of Public                                                 Golden Star Resources
Companies                                                      Ltd., and Canyon
Held                                                           Resources, Corp.
--------------------------------------------------------------------------------

Name,                                                      F. Pierce Linaweaver
Address, and                                              100 East Pratt Street
Date of Birth                                                           8/22/34

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 2001

Principal                                       President, F. Pierce Linaweaver
Occupation(s)                                    & Associates, Inc., consulting
During Past                                     environment and civil engineers
5 Years

Number of
Portfolios
in Fund
Complex
Overseen                                                                     97
By Director

Directorships                                                    Not Applicable
of Public
Companies
Held

--------------------------------------------------------------------------------

Name,                                                         Hanne M. Merriman
Address, and                                              100 East Pratt Street
Date of Birth                                                          11/16/41

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 1994

Principal
Occupation(s)
During Past
5 Years                                              Retail Business Consultant

Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97

Directorships                                    Ann Taylor Stores Corporation,
of Public                                     Ameren Corp., Finlay Enterprises,
Companies                                              Inc., The Rouse Company,
Held                                                 and US Airways Group, Inc.

--------------------------------------------------------------------------------

Name,                                                         John G. Schreiber
Address, and                                              100 East Pratt Street
Date of Birth                                                          10/21/46

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 2001

Principal                                      Owner/President, Centaur Capital
Occupation(s)                           Partners, Inc. a real estate investment
During Past                                company; Senior Advisor and Partner,
5 Years                                   Blackstone Real Estate Advisors, L.P.


Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97

Directorships                                AMLI Residential Properties Trust,
of Public                                            Host Marriott Corporation,
Companies                                                and The Rouse Company,
Held                                                     real estate developers
--------------------------------------------------------------------------------

Name,                                                             Hubert D. Vox
Address, and                                              100 East Pratt Street
Date of Birth                                                            8/2/33

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 1988

Principal
Occupation(s)                                       Owner/President, Stonington
During Past                                      Capital Corporation, a private
5 Years                                                      investment company

Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97

Directorships
of Public
Companies
Held                                                             Not Applicable
--------------------------------------------------------------------------------


Name,                                                            Paul M. Wythes
Address, and                                              100 East Pratt Street
Date of Birth                                                           6/23/33

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 1988

Principal
Occupation(s)                                   Founding Partner of Sutter Hill
During Past                                         Ventures, a venture capital
5 Years                                          limited partnership, providing
                                                        equity capital to young
                                                      high-technology companies
                                                   throughout the United States

Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97

Directorships
of Public
Companies
Held                                                        Teltone Corporation

--------------------------------------------------------------------------------

Name,                                                            John H.Laporte
Address, and                                              100 East Pratt Street
Date of Birth                                                           7/26/45

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 1994

Principal
Occupation(s)                                        Managing Director, T. Rowe
During Past                                        Price; Managing Director and
5 Years                                          Director, T. Rowe Price Group,
Inc.

Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  15

Directorships
of Public
Companies
Held                                                             Not Applicable
--------------------------------------------------------------------------------

Name,                                                            James S. Riepe
Address, and                                              100 East Pratt Street
Date of Birth                                                           6/25/43

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 1988

Principal
Occupation(s)                                       Vice Chairman of the Board,
During Past                                     Director and Managing Director,
5 Years                                     T. Rowe Price Group, Inc.; Director
                                          and Managing Director, T. Rowe Price;
                                            Chairman of the Board and Director,
                                       T. Rowe Price Investment Services, Inc.,
                                        T. Rowe Price Retirement Plan Services,
                                        Inc., and T. Rowe Price Services, Inc.,
                                      Chairman of the Board, Director,President
                                               and Trust Officer, T. Rowe Price
                                         Trust Company; Director, T. Rowe Price
                                                            International, Inc.

Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  82

Directorships
of Public
Companies
Held                                                             Not Applicable
--------------------------------------------------------------------------------


Name,                                                            M. David Testa
Address, and                                              100 East Pratt Street
Date of Birth                                                           4/22/44

Position(s)
Held With
Fund                                                                   Director

Term of
Office* and
Length of
Time Served                                                     Elected in 1997

Principal
Occupation(s)                                       Vice Chairman of the Board,
During Past                                 Chief Investment Officer, Director,
5 Years                                                  and Managing Director,
                                               T. Rowe Price Group, Inc.; Chief
                                                  Investment Officer, Director,
                                          and Managing Director, T. Rowe Price;
                                                   Vice President and Director,
                                         T. Rowe Price Trust Company; Director,
                                              T. Rowe Price International, Inc.

Number of
Portfolios
in Fund
Complex
Overseen
By Director                                                                  97

Directorships
of Public
Companies
Held                                                             Not Applicable

--------------------------------------------------------------------------------
*Each director serves until election of a successor.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
**      Closed to new investors.
! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
        Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

         F46-050  12/31/01